Capital Stock	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Capital Stock
Capital Stock
The authorized capital stock of Teekay Tankers Ltd. at December 31, 2019 was 100.0 million shares of Preferred Stock (2018 - 100.0 million shares of Preferred Stock), with a par value of $0.01 per share (2018 - $0.01 per share), 485.0 million shares of Class A common stock (2018 - 485.0 million shares of Class A common stock), with a par value of $0.01 per share (2018 - $0.01 per share), and 100.0 million shares of Class B common stock (2018 - 100.0 million shares of Class B common stock), with a par value of $0.01 per share (2018 - $0.01 per share). The shares of Class A common stock entitle the holder to one vote per share while the shares of Class B common stock entitle the holder to five votes per share, subject to a 49% aggregate Class B common stock voting power maximum. As at December 31, 2019, the Company had 29.0 million shares of Class A common stock (2018 – 29.0 million), 4.6 million shares of Class B common stock (2018 – 4.6 million) and no shares of Preferred Stock issued and outstanding (2018 – nil).

Commencing in December 2015, the Company adopted a dividend policy under which quarterly dividends were set to range from 30% to 50% of its quarterly adjusted net income, subject to the discretion of its Board of Directors, with a minimum quarterly dividend of $0.24 per share under the Company's policy, which was subject to change. Effective May 2018, the Company eliminated the payment of its minimum quarterly dividend of $0.24 per share in order to preserve liquidity during the cyclical downturn of the tanker spot market. Under the revised dividend policy, quarterly dividends were expected to range from 30% to 50% of the Company's quarterly adjusted net income, subject to reserves its Board of Directors may determine are necessary for the prudent operations of the Company. In November 2019, the Company eliminated its previous dividend policy. Going forward dividend payments are subject to the discretion of the Company's Board of Directors, and the policy remains subject to change. Subject to preferences that may apply to any shares of preferred stock outstanding at the time, the holders of Class A common stock and Class B common stock are entitled to share equally in any dividends that the Board of Directors declares from time to time out of funds legally available for dividends.

Upon the Company’s liquidation, dissolution or winding-up, the holders of Class A common stock and Class B common stock shall be entitled to share equally in all assets remaining after the payment of any liabilities and the liquidation preferences on any outstanding preferred stock. Shares of the Company’s Class A common stock are not convertible into any other shares of the Company’s capital stock. Each share of Class B common stock is convertible at any time at the option of the holder thereof into one share of Class A common stock. Upon any transfer of shares of Class B common stock to a holder other than Teekay (or any of its affiliates or any successor to Teekay’s business or to all or substantially all of its assets), such shares of Class B common stock shall automatically convert into Class A common stock upon such transfer. In addition, all shares of Class B common stock will automatically convert into shares of Class A common stock if the aggregate number of outstanding shares of Class A common stock and Class B common stock beneficially owned by Teekay and its affiliates falls below 15% of the aggregate number of outstanding shares of common stock. All such conversions will be effected on a one-for-one basis.
Stock-based compensation
As at December 31, 2019, the Company had reserved under its 2007 Long-Term Incentive Plan a total of 1,250,000 shares of Class A common stock for issuance pursuant to awards granted under the plan (2018 – 1,250,000 Class A common stock). For the year ended December 31, 2019, a total of 19.9 thousand shares (2018 – 21.0 thousand shares, 2017 – nil shares) of Class A common stock were granted and issued to the Company’s non-management directors as part of their annual compensation. The compensation relating to the granting of such stock has been included in general and administrative expenses in the amounts of $0.2 million, $0.2 million, and nil for the years ended December 31, 2019, 2018, and 2017, respectively.

The Company also grants options and restricted stock units as incentive-based compensation under the Teekay Tankers Ltd. 2007 Long-Term Incentive Plan to certain eligible officers, employees and non-management directors of the Company or Teekay subsidiaries that provide services to the Company. The number of options and restricted stock units information included in these financial statements has been retroactively adjusted for the November 2019 reverse stock split (note 1). The compensation cost of the Company‘s stock-based compensation awards is reflected in general and administrative expenses in the Company’s consolidated statements of income (loss).

During 2019, the Company granted 58.8 thousand (2018 - 63.0 thousand; 2017 - 49.6 thousand) stock options with an exercise price of $8.00 per share (2018 - $9.76; 2017 - $17.84) to the Company’s non-management directors. These stock options have a ten-year term and vest immediately. The Company also granted 218.2 thousand (2018 - 92.0 thousand; 2017 - 60.8 thousand) stock options with an exercise price of $8.00 per share (2018 - $9.76; 2017 - $17.84) to the officers and employees of the Company and to certain employees of Teekay subsidiaries that provide services to the Company. Each stock option granted has a ten-year term and vests equally over three years from the grant date.

The weighted-average fair value of the stock options granted during 2019 was $2.79 per option (2018 - $2.77 per option; 2017 - $5.36 per option), estimated on the grant date using the Black-Scholes option pricing model. The following assumptions were used in computing the fair value of the stock options granted: expected volatility of 48.7% (2018 - 48.7%; 2017 - 50.2%); expected life of five years (2018 - five years; 2017 - five years); dividend yield of 3.0% (2018 - 5.5%; 2017 - 5.0%); and risk-free interest rate of 2.4% (2018 - 2.6%; 2017 - 2.1%). The expected life of the stock options granted was estimated using the historical exercise behavior of employees of Teekay that receive stock options from Teekay. The expected volatility was based on historical volatility as calculated using historical data during the five years prior to the grant date.

A summary of the Company’s stock option information for the years ended December 31, 2019, 2018, and 2017 is as follows:

	December 31, 2019		December 31, 2018		December 31, 2017
	Options (#)	Weighted-Average Exercise Price ($)	Options (#)	Weighted-Average Exercise Price ($)	Options (#)	Weighted-Average Exercise Price ($)
Outstanding - beginning of year	359,496	18.45	208,788	24.78	102,793	31.94
Granted	277,066	8.00	155,053	9.76	110,343	17.84
Exercised	(30,968)	8.96	—	—	—	—
Forfeited / expired	—	—	(4,345)	12.45	(4,348)	17.84
Outstanding - end of year	605,594	14.16	359,496	18.45	208,788	24.78

Exercisable - end of year	309,609	19.12	224,687	21.54	131,906	26.71

A summary of the Company’s non-vested stock option activity and related information for the years ended December 31, 2019, 2018 and 2017 is as follows:

	December 31, 2019		December 31, 2018		December 31, 2017
	Options (#)	Weighted-Average Grant Date Fair Value ($)	Options (#)	Weighted-Average Grant Date Fair Value ($)	Options (#)	Weighted-Average Grant Date Fair Value ($)
Outstanding non-vested stock options - beginning of year	134,809	13.30	76,881	21.47	36,539	32.20
Granted	218,223	8.00	92,041	9.76	60,791	17.84
Vested	(57,048)	15.54	(29,768)	23.56	(16,101)	33.10
Forfeited / expired	—	—	(4,345)	12.45	(4,348)	17.84
Outstanding non-vested stock options - end of year	295,984	8.96	134,809	13.30	76,881	21.47

As of December 31, 2019, there was $0.5 million (2018 - $0.3 million, 2017 - $0.3 million) of total unrecognized compensation cost related to non-vested stock options granted. During the year ended December 31, 2019, the Company recognized $0.4 million (2018 - $0.2 million, 2017 - $0.2 million) of expenses related to the stock options granted to the officers of the Company and to certain employees of Teekay subsidiaries that provide services to the Company.

As at December 31, 2019, the intrinsic value of the outstanding in-the-money stock options was $7.2 million (2018 - $nil; 2017 - $nil) and the intrinsic value of the exercisable stock options was $2.3 million (2018 - $nil; 2017 - $nil). As at December 31, 2019, the weighted-average remaining life of options vested and expected to vest was 8.0 years (2018 - 8.1 years; 2017 - 8.3 years) and the weighted-average remaining life of the exercisable stock options was 7.1 years (2018 - 7.7 years; 2017 - 8.0 years).

During 2019, the Company granted 99.1 thousand (2018 - 95.3 thousand; 2017 - 47.8 thousand) restricted stock units to the officers and employees of the Company and to certain employees of Teekay subsidiaries that provide services to the Company, with an aggregate fair value of $0.8 million (2018 - $0.9 million; 2017 - $0.8 million). Each restricted stock unit is equal in value to one share of the Company’s common shares plus reinvested dividends from the grant date to the vesting date. The restricted stock units vest equally over three years from the grant date. Any portion of a restricted stock unit award that is not vested on the date of a recipient’s termination of service is canceled, unless their termination arises as a result of the recipient’s retirement and, in that case, the restricted stock unit award will continue to vest in accordance with the vesting schedule. Upon vesting, the value of the restricted stock unit awards, net of withholding taxes, is paid to each recipient in the form of common shares.

For the year ended December 31, 2019, the Company recorded an expense of $0.8 million (2018 - $0.7 million, 2017 - $0.8 million) related to the restricted stock units in general and administrative expenses. During the year ended December 31, 2019, 53.8 thousand restricted stock units (2018 - 34.2 thousand; 2017 - 29.8 thousand) with a market value of $0.5 million (2018 - $0.3 million; 2017 - $0.6 million) vested and that amount, net of withholding taxes, was paid to the grantees by issuing 34.1 thousand shares (2018 - 23.6 thousand shares; 2017 - 23.7 thousand shares) of Class A common stock.